Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2016	2015	2014

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(868)	(747)	(622)

Net carrying amount	$383	$504	$629

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2016 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2017	$116
2018	101
2019	63
2020	59
2021	44

$383